Commitments and contingencies - Minimum purchase contract commitment (Details) - Take-or-pay purchase contracts $ in Thousands	Dec. 31, 2020 USD ($)
2021
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 397,515
2022
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	397,346
2023
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	431,060
2024
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	447,165
2025
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	447,017
Thereafter
Disclosure of contingent liabilities [line items]
Minimum estimated commitment	$ 1,560,734